Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Comp.	Summary Comp.	Summary Comp.	Summary Comp.	Compensation	Compensation	Compensation	Compensation	Average Summary Comp. Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands)	Total Revenue (in thousands)(4)
Year (1)	Table Total for First PEO (Clements)	Table Total for Second PEO (Worth)	Table Total for Third PEO (Moynahan)	Table Total for Fourth PEO (Limongelli)	Actually Paid to First PEO (Clements)(2)	Actually Paid to Second PEO (Worth)(2)	Actually Paid to Third PEO (Moynahan)(2)	Actually Paid to Fourth PEO (Limongelli)(2)	Non-PEO Named Executive Officers(1)	Non-PEO Named Executive Officers(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b1)	(b2)	(b3)	(b4)	(c1)	(c2)	(c3)	(c4)	(d)	0	(f)	(g)	(h)	(i)
2024	$—	$—	$1,137,291	$7,116,820	$—	$—	$(3,471,939)	$8,961,820	$880,321	$1,586,083	$108.26	$301.44	$54,243	$243,179
2023	$—	$—	$8,530,215	$—	$—	$—	$1,527,258	$—	$1,188,087	$701,571	$62.60	$221.06	$(29,799)	$235,106
2022	$—	$—	$3,554,030	$—	$—	$—	$(83,597)	$—	$953,533	$817,073	$65.35	$132.79	$(14,334)	$219,006
2021	$4,230,105	$1,837,719	$7,111,207	$—	$(1,288,522)	$1,287,056	$7,179,957	$—	$799,360	$(56,409)	$98.89	$206.76	$(30,584)	$214,481
2020	$2,928,691	$—	$—	$—	$3,280,723	$—	$—	$—	$1,461,165	$1,626,880	$120.79	$149.98	$(5,455)	$215,691

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote

(1)	The named executive officers included in the tables above are:
Year	PEOs	Other NEOs
2024	Matthew Moynahan (former CEO), Victor Limongelli (CEO and former interim CEO)	Jorge Martell (CFO), Lara Mataac (General Counsel), Ashish Jain (CTO)
2023	Matthew Moynahan	Jorge Martell, Lara Mataac
2022	Matthew Moynahan	Jorge Martell, Lara Mataac, Jan Kees van Gaalen (former interim CFO), Steven Worth (former General Counsel)
2021	Scott Clements (former CEO), Steven Worth (former interim CEO), Matthew Moynahan	Mark Hoyt (former CFO), John Bosshart (former interim CFO), Jan Kees van Gaalen
2020	Scott Clements	Mark Hoyt
(2)
The following tables describe the adjustments, each of which is prescribed by Item 402(v), to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements in 2021 and 2020 and for Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 and 2021 Annual Meetings of Stockholders. All of these revisions resulted in a reduction from the originally published figures.

Peer Group Issuers, Footnote

(3)	The peer group is the Nasdaq Computer Index.

Adjustment To PEO Compensation, Footnote
The following tables describe the adjustments, each of which is prescribed by Item 402(v), to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements in 2021 and 2020 and for Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 and 2021 Annual Meetings of Stockholders. All of these revisions resulted in a reduction from the originally published figures.
Adjustments to PEO SCT Amounts:

	2024		2023	2022	2021			2020
	PEO (Limongelli)	PEO (Moynahan)	PEO (Moynahan)	PEO (Moynahan)	First PEO (Clements)	Second PEO (Worth)	Third PEO (Moynahan)	PEO (Clements)
Adjustments
SCT Amounts	$7,116,820	$1,137,291	$8,530,215	$3,554,030	$4,230,105	$1,837,719	$7,111,207	$2,928,691
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(5,161,000)	$—	$(7,866,015)	$(2,500,000)	$(2,976,700)	$(1,061,101)	$(7,065,625)	$(2,202,484)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$7,006,000	$—	$1,672,569	$1,838,595	$—	$335,527	$7,134,375	$1,688,972
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$—	$(112,249)	$(872,763)	$(2,805,625)	$—	$(201,400)	$—	$268,662
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$157,403	$—	$281,295	$—	$207,088
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$—	$(6,643)	$63,252	$(328,000)	$432,269	$95,016	$—	$389,795
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$(4,490,338)	$—	$—	$(2,974,196)	$—	$—	$—

Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—
CAP Amounts (as calculated)	$8,961,820	$(3,471,939)	$1,527,258	$(83,597)	$(1,288,522)	$1,287,056	$7,179,957	$3,280,723

Non-PEO NEO Average Total Compensation Amount	$ 880,321	$ 1,188,087	$ 953,533	$ 799,360	$ 1,461,165
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,586,083	701,571	817,073	(56,409)	1,626,880
Adjustment to Non-PEO NEO Compensation Footnote
The following tables describe the adjustments, each of which is prescribed by Item 402(v), to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements in 2021 and 2020 and for Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 and 2021 Annual Meetings of Stockholders. All of these revisions resulted in a reduction from the originally published figures.
Adjustments to SCT Other NEO amounts:*

	2024 Other NEOs	2023 Other NEOs	2022 Other NEOs	2021 Other NEOs	2020 Other NEOs
Adjustments
SCT Amounts	$880,321	$1,188,087	$953,533	$799,360	$1,461,165
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(410,518)	$(800,006)	$(525,000)	$(503,419)	$(930,988)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$574,249	$302,773	$551,614	$42,556	$713,937
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$158,676	$(46,742)	$—	$(6,586)	$122,058
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$14,187	$10,251	$87,525
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$383,355	$57,459	$(11,796)	$61,253	$173,183
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$(165,464)	$(459,823)	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
CAP Amounts (as calculated)	$1,586,083	$701,571	$817,073	$(56,409)	$1,626,880
*    Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Total Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Limongelli	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Total Revenue
2024	N/A	N/A	(326)% (7)	N/A	110%	73%	36%	282%	3%
2023	N/A	N/A	* (5)	N/A	(14)% (6)	(4)%	66%	(108)%	7%
2022	N/A	N/A	(101)% (3)	N/A	* (4)	(34)%	(36)%	53%	2%
2021	(139)% (1)	N/A	N/A	N/A	(103)% (2)	(18)%	38%	(461)%	(1)%
* Not meaningful.

(1)
The primary factor causing the decline in Mr. Clements’ CAP Amount in 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(2)
The primary factor causing the decline in the Other NEOs CAP Amount in 2021 was the departure of Mr. Hoyt, who had negative compensation for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(3)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

(4)
The significant increase in the Other NEOs CAP Amount for 2022 was driven primarily by the negative Other NEOs CAP Amount in 2021, which was due to the impact of Mr. Hoyt’s negative 2021 CAP Amount related to his departure.

(5)
The primary factors causing the significant increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 (all of which were forfeited upon his last day of employment on January 4, 2024) and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above.

(6)
The decline in the other NEO CAP Amount for 2023 was due mostly to the fact that 75% of the Other NEO equity awards granted in February 2023 were in the form of PSUs, and the expected attainment for such PSUs at the end of 2023 was only 31.25%. The low payout amounts for the 2023 MIP were also a factor in the decline.

(7)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount in 2024 was his departure in early January 2024, which resulted in negative compensation for Mr. Moynahan for 2024 due to the value of the unvested equity awards he forfeited at his departure.

Due to the significant executive turnover from January 1, 2020 to December 31, 2024 and, to a lesser extent, the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above, with the exception of Other NEO CAP Amounts for 2023 and 2024.
The year over year decline in Other NEO CAP Amounts for 2023 was directionally consistent with the Company's poor 2023 TSR performance relative to its peer group due to the high proportion of PSU awards granted to the Other NEOs during 2023 and the low payouts to Other NEOs under the 2023 MIP. The low expected attainment of the 2023 PSUs at year end and the small 2023 MIP payouts reflected the Company's 2023 performance, and this performance was in turn reflected in the Other NEO CAP Amounts for 2023. The year over year increase in Other NEO CAP Amounts for 2024 was likewise directionally consistent with the Company’s favorable 2024 TSR performance relative to its peer group and reflected the Company’s solid achievement against the financial performance metrics in the 2024 PSUs and 2024 MIP.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 39.

Compensation Actually Paid vs. Net Income
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Total Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Limongelli	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Total Revenue
2024	N/A	N/A	(326)% (7)	N/A	110%	73%	36%	282%	3%
2023	N/A	N/A	* (5)	N/A	(14)% (6)	(4)%	66%	(108)%	7%
2022	N/A	N/A	(101)% (3)	N/A	* (4)	(34)%	(36)%	53%	2%
2021	(139)% (1)	N/A	N/A	N/A	(103)% (2)	(18)%	38%	(461)%	(1)%
* Not meaningful.

(1)
The primary factor causing the decline in Mr. Clements’ CAP Amount in 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(2)
The primary factor causing the decline in the Other NEOs CAP Amount in 2021 was the departure of Mr. Hoyt, who had negative compensation for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(3)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

(4)
The significant increase in the Other NEOs CAP Amount for 2022 was driven primarily by the negative Other NEOs CAP Amount in 2021, which was due to the impact of Mr. Hoyt’s negative 2021 CAP Amount related to his departure.

(5)
The primary factors causing the significant increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 (all of which were forfeited upon his last day of employment on January 4, 2024) and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above.

(6)
The decline in the other NEO CAP Amount for 2023 was due mostly to the fact that 75% of the Other NEO equity awards granted in February 2023 were in the form of PSUs, and the expected attainment for such PSUs at the end of 2023 was only 31.25%. The low payout amounts for the 2023 MIP were also a factor in the decline.

(7)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount in 2024 was his departure in early January 2024, which resulted in negative compensation for Mr. Moynahan for 2024 due to the value of the unvested equity awards he forfeited at his departure.

Due to the significant executive turnover from January 1, 2020 to December 31, 2024 and, to a lesser extent, the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above, with the exception of Other NEO CAP Amounts for 2023 and 2024.
The year over year decline in Other NEO CAP Amounts for 2023 was directionally consistent with the Company's poor 2023 TSR performance relative to its peer group due to the high proportion of PSU awards granted to the Other NEOs during 2023 and the low payouts to Other NEOs under the 2023 MIP. The low expected attainment of the 2023 PSUs at year end and the small 2023 MIP payouts reflected the Company's 2023 performance, and this performance was in turn reflected in the Other NEO CAP Amounts for 2023. The year over year increase in Other NEO CAP Amounts for 2024 was likewise directionally consistent with the Company’s favorable 2024 TSR performance relative to its peer group and reflected the Company’s solid achievement against the financial performance metrics in the 2024 PSUs and 2024 MIP.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 39.

Compensation Actually Paid vs. Company Selected Measure
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Total Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Limongelli	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Total Revenue
2024	N/A	N/A	(326)% (7)	N/A	110%	73%	36%	282%	3%
2023	N/A	N/A	* (5)	N/A	(14)% (6)	(4)%	66%	(108)%	7%
2022	N/A	N/A	(101)% (3)	N/A	* (4)	(34)%	(36)%	53%	2%
2021	(139)% (1)	N/A	N/A	N/A	(103)% (2)	(18)%	38%	(461)%	(1)%
* Not meaningful.

(1)
The primary factor causing the decline in Mr. Clements’ CAP Amount in 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(2)
The primary factor causing the decline in the Other NEOs CAP Amount in 2021 was the departure of Mr. Hoyt, who had negative compensation for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(3)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

(4)
The significant increase in the Other NEOs CAP Amount for 2022 was driven primarily by the negative Other NEOs CAP Amount in 2021, which was due to the impact of Mr. Hoyt’s negative 2021 CAP Amount related to his departure.

(5)
The primary factors causing the significant increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 (all of which were forfeited upon his last day of employment on January 4, 2024) and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above.

(6)
The decline in the other NEO CAP Amount for 2023 was due mostly to the fact that 75% of the Other NEO equity awards granted in February 2023 were in the form of PSUs, and the expected attainment for such PSUs at the end of 2023 was only 31.25%. The low payout amounts for the 2023 MIP were also a factor in the decline.

(7)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount in 2024 was his departure in early January 2024, which resulted in negative compensation for Mr. Moynahan for 2024 due to the value of the unvested equity awards he forfeited at his departure.

Due to the significant executive turnover from January 1, 2020 to December 31, 2024 and, to a lesser extent, the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above, with the exception of Other NEO CAP Amounts for 2023 and 2024.
The year over year decline in Other NEO CAP Amounts for 2023 was directionally consistent with the Company's poor 2023 TSR performance relative to its peer group due to the high proportion of PSU awards granted to the Other NEOs during 2023 and the low payouts to Other NEOs under the 2023 MIP. The low expected attainment of the 2023 PSUs at year end and the small 2023 MIP payouts reflected the Company's 2023 performance, and this performance was in turn reflected in the Other NEO CAP Amounts for 2023. The year over year increase in Other NEO CAP Amounts for 2024 was likewise directionally consistent with the Company’s favorable 2024 TSR performance relative to its peer group and reflected the Company’s solid achievement against the financial performance metrics in the 2024 PSUs and 2024 MIP.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 39.

Total Shareholder Return Vs Peer Group
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Total Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Limongelli	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Total Revenue
2024	N/A	N/A	(326)% (7)	N/A	110%	73%	36%	282%	3%
2023	N/A	N/A	* (5)	N/A	(14)% (6)	(4)%	66%	(108)%	7%
2022	N/A	N/A	(101)% (3)	N/A	* (4)	(34)%	(36)%	53%	2%
2021	(139)% (1)	N/A	N/A	N/A	(103)% (2)	(18)%	38%	(461)%	(1)%
* Not meaningful.

(1)
The primary factor causing the decline in Mr. Clements’ CAP Amount in 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(2)
The primary factor causing the decline in the Other NEOs CAP Amount in 2021 was the departure of Mr. Hoyt, who had negative compensation for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(3)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

(4)
The significant increase in the Other NEOs CAP Amount for 2022 was driven primarily by the negative Other NEOs CAP Amount in 2021, which was due to the impact of Mr. Hoyt’s negative 2021 CAP Amount related to his departure.

(5)
The primary factors causing the significant increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 (all of which were forfeited upon his last day of employment on January 4, 2024) and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above.

(6)
The decline in the other NEO CAP Amount for 2023 was due mostly to the fact that 75% of the Other NEO equity awards granted in February 2023 were in the form of PSUs, and the expected attainment for such PSUs at the end of 2023 was only 31.25%. The low payout amounts for the 2023 MIP were also a factor in the decline.

(7)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount in 2024 was his departure in early January 2024, which resulted in negative compensation for Mr. Moynahan for 2024 due to the value of the unvested equity awards he forfeited at his departure.

Due to the significant executive turnover from January 1, 2020 to December 31, 2024 and, to a lesser extent, the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between CAP Amounts as determined under Item 402(v) and the Company’s performance for the periods discussed above, with the exception of Other NEO CAP Amounts for 2023 and 2024.
The year over year decline in Other NEO CAP Amounts for 2023 was directionally consistent with the Company's poor 2023 TSR performance relative to its peer group due to the high proportion of PSU awards granted to the Other NEOs during 2023 and the low payouts to Other NEOs under the 2023 MIP. The low expected attainment of the 2023 PSUs at year end and the small 2023 MIP payouts reflected the Company's 2023 performance, and this performance was in turn reflected in the Other NEO CAP Amounts for 2023. The year over year increase in Other NEO CAP Amounts for 2024 was likewise directionally consistent with the Company’s favorable 2024 TSR performance relative to its peer group and reflected the Company’s solid achievement against the financial performance metrics in the 2024 PSUs and 2024 MIP.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 39.

Tabular List, Table

Total Revenue
2024 Adjusted EBITDA*
Rule of 40 Attainment*

Total Shareholder Return Amount	$ 108.26	62.60	65.35	98.89	120.79
Peer Group Total Shareholder Return Amount	301.44	221.06	132.79	206.76	149.98
Net Income (Loss)	$ 54,243,000	$ (29,799,000)	$ (14,334,000)	$ (30,584,000)	$ (5,455,000)
Company Selected Measure Amount	243,179,000	235,106,000	219,006,000	214,481,000	215,691,000
Additional 402(v) Disclosure
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officers (the “PEOs”) and our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table on page 50 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”) under the Exchange Act. The CAP Amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years but instead are amounts determined in accordance with Item 402(v). CAP Amounts are influenced by numerous factors, including but not limited to, the timing of new grant issuances and outstanding grant vesting; executive departures and new hires; share price volatility; and general stock market trends during the fiscal year. The Compensation Committee does not utilize CAP Amounts as the basis for making compensation decisions. For information on how the Compensation Committee assessed the Company’s performance and established compensation for the NEOs, see “Compensation Discussion and Analysis” in this Proxy Statement and in the proxy statements for 2020, 2021, 2022 and 2023.
During the five-year period from January 1, 2020 to December 31, 2024, we had a total of four different PEOs (Victor Limongelli, Matthew Moynahan, Steven Worth and Scott Clements). Mr. Worth served as interim CEO from Mr. Clements’ departure on August 2, 2021 until Mr. Moynahan’s hire on November 29, 2021 and Mr. Limongelli served as interim CEO from January 4, 2024 until his appointment as President and CEO on July 31, 2024.

(4)
Total Revenue was determined to be the most important financial performance measure linking “compensation actually paid” to the Company’s performance for 2024 and therefore was selected as the 2024 “company selected measure” as defined in Item 402(v). Total Revenue and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 39.

The following table lists the three financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2024 (our most recently completed fiscal year) to Company performance. There are three measures for both the PEO and the other NEOs. Of these measures, we have identified Total Revenue as the most important of our financial performance measures to link CAP Amounts for our executives for 2024 to company performance.
* As defined in “Compensation Discussion & Analysis – Annual Cash Incentive Compensation”

Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	2024 Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Rule of 40 Attainment
Moynahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,137,291	$ 8,530,215	$ 3,554,030	$ 7,111,207
PEO Actually Paid Compensation Amount	$ (3,471,939)	$ 1,527,258	$ (83,597)	$ 7,179,957
PEO Name	Matthew Moynahan	Matthew Moynahan	Matthew Moynahan	Matthew Moynahan
Limongelli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,116,820
PEO Actually Paid Compensation Amount	$ 8,961,820
PEO Name	Victor Limongelli
Clements [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,230,105	$ 2,928,691
PEO Actually Paid Compensation Amount				$ (1,288,522)	$ 3,280,723
PEO Name				Scott Clements	Scott Clements
Worth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,837,719
PEO Actually Paid Compensation Amount				$ 1,287,056
PEO Name				Steven Worth
PEO | Moynahan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (7,866,015)	$ (2,500,000)	$ (7,065,625)
PEO | Moynahan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,672,569	1,838,595	7,134,375
PEO | Moynahan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,249)	(872,763)	(2,805,625)	0
PEO | Moynahan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	157,403	0
PEO | Moynahan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,643)	63,252	(328,000)	0
PEO | Moynahan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,490,338)	0	0	0
PEO | Moynahan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Limongelli [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,161,000)
PEO | Limongelli [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,006,000
PEO | Limongelli [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Limongelli [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Limongelli [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Limongelli [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Limongelli [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Clements [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,976,700)	$ (2,202,484)
PEO | Clements [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	1,688,972
PEO | Clements [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	268,662
PEO | Clements [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	207,088
PEO | Clements [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				432,269	389,795
PEO | Clements [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,974,196)	0
PEO | Clements [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Worth [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,061,101)
PEO | Worth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				335,527
PEO | Worth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(201,400)
PEO | Worth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				281,295
PEO | Worth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				95,016
PEO | Worth [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Worth [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(410,518)	(800,006)	(525,000)	(503,419)	(930,988)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	574,249	302,773	551,614	42,556	713,937
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,676	(46,742)	0	(6,586)	122,058
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	14,187	10,251	87,525
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,355	57,459	(11,796)	61,253	173,183
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(165,464)	(459,823)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0